NET FINANCE COSTS	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
NET FINANCE COSTS	NET FINANCE COSTS

For the years ended December 31
($ millions)	2025	2024
Interest expense on financial liabilities measured at amortized cost:
Loans and borrowings	515	514
Subordinated hybrid notes	39	29
Leases	33	32
Interest income	(11)	(46)
Unwinding of discount rate	25	20
Foreign exchange losses and other	1	12
Net finance costs	602	561
Net interest paid of $611 million (2024: $528 million) includes interest paid during construction and capitalized of $28 million (2024: $26 million).